Condensed Consolidated Statements of Comprehensive (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income (Loss)
Cash flow hedging activities, taxes	$ (0.1)	$ (0.8)	$ 6.2	$ (1.0)	$ 6.3	$ (2.0)	$ 0.3